INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES, NET
Schedule of inventories

	December 31,	December 31,
	2020	2019
Raw materials	$8,137	$—
Work-in-progress and finished goods	363,662	—
Less: Inventory reserves	—	—
Total inventories	$371,799	$—